                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2007

Check here if Amendment [X];        Amendment Number: 1

This Amendment (Check only one.):   [_] is a restatement.
                                    [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 5/14/2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 5/15/2008.

Institutional Investment Manager Filing this Report:

Name:     CITADEL LIMITED PARTNERSHIP
Address:  131 SOUTH DEARBORN
          CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     GERALD A. BEESON
Title:    CHIEF FINANCIAL OFFICER
Phone:    (312) 395-3121

Signature, Place, and Date of Signing:


/s/ Gerald A. Beeson         CHICAGO, ILLINOIS   5/15/2008
--------------------------     [City, State]       [Date]
     [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $2,862,769 (thousands)

List of Other Included Managers: NONE

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Page 1 of 3

                                    FORM 13F
              Name of Reporting Manager Citadel Limited Partnership

                                                                                            Item 6:
                                                                                     Investment Discretion           (SEC USE ONLY)
                                                                                     ---------------------
                                                                                             (b)                         Item 8:
                                                                                           Shared                   Voting Authority
                                                                            Item 5:          As             Item 7:     (Shares)
                                         Item 2:    Item 3:    Item 4:     Shares of       Defined   (c)   Managers ----------------
              Item 1:                     Title     CUSIP    Fair Market   Principal  (a)    in    Shared-   See     (a)   (b)   (c)
          Name of Issuer                of Class    Number      Value       Amount   Sole Instr. V  Other  Instr. V Sole Shared None
-------------------------------------- ---------- --------- ------------- ---------- ---- -------- ------- -------- ---- ------ ----
BANK OF NEW YORK CMN STOCK                Cmn     064057102   492,013,628 12,133,505  X                       n/a     X
BIOMET INC                                Cmn     090613100   191,301,920  4,502,281  X                       n/a     X
COMPASS BANCSHARES INC CMN STK            Cmn     20449H109   131,279,619  1,908,134  X                       n/a     X
CLAIRES STORES INC CMN STK                Cmn     179584107    72,279,861  2,250,307  X                       n/a     X
DOLLAR GEN CORP                           Cmn     256669102   243,327,281 11,504,836  X                       n/a     X
DELTA & PINE LAND CO CMN STK              Cmn     247357106    67,778,120  1,645,100  X                       n/a     X
EGL INC CMN STOCK                         Cmn     268484102    31,419,496    792,821  X                       n/a     X
FIRST REPUBLIC BANK COMMON STOCK          Cmn     336158100    35,908,062    668,679  X                       n/a     X
FLORIDA ROCK INDS CMN STK                 Cmn     341140101   121,567,662  1,806,623  X                       n/a     X
HUB INTERNATIONAL LTD CMN STOCK           Cmn     44332P101    13,462,056    322,986  X                       n/a     X
HARRAH'S ENTERTAINMENT INC CMN STOCK      Cmn     413619107   556,423,991  6,588,798  X                       n/a     X
HYPERION SOLUTIONS CORP CMN STOCK         Cmn     44914M104   103,560,797  1,998,086  X                       n/a     X
INVESTORS FINL SERVICES CORP CMN STOCK    Cmn     461915100    88,210,352  1,516,945  X                       n/a     X
KINDER MORGAN INC. COMMON STOCK           Cmn     49455P101    44,746,151    420,349  X                       n/a     X
KRONOS INC CMN STK                        Cmn     501052104    30,399,021    568,206  X                       n/a     X
           COLUMN TOTALS                                    2,223,678,018

                                    FORM 13F
              Name of Reporting Manager Citadel Limited Partnership

                                                                                            Item 6:
                                                                                     Investment Discretion           (SEC USE ONLY)
                                                                                     ---------------------
                                                                                             (b)                         Item 8:
                                                                                           Shared                   Voting Authority
                                                                            Item 5:          As             Item 7:     (Shares)
                                         Item 2:    Item 3:    Item 4:     Shares of       Defined   (c)   Managers ----------------
              Item 1:                     Title     CUSIP    Fair Market   Principal  (a)    in    Shared-   See     (a)   (b)   (c)
          Name of Issuer                of Class    Number      Value       Amount   Sole Instr. V  Other  Instr. V Sole Shared None
-------------------------------------- ---------- --------- ------------- ---------- ---- -------- ------- -------- ---- ------ ----
RADIAN GROUP INC CMN STK                  Cmn     750236101   101,978,016  1,858,200  X                       n/a     X
SPIRIT FINANCE CORP. COMMON STOCK         Cmn     848568309     1,359,461     91,239  X                       n/a     X
SIERRA HEALTH SERVICES CMN STK            Cmn     826322109    41,988,130  1,019,872  X                       n/a     X
SKY FINANCIAL GROUP INC CMN STK           Cmn     83080P103       530,082     19,735  X                       n/a     X
STATION CASINOS INC CMN STK               Cmn     857689103   142,646,237  1,647,756  X                       n/a     X
SERVICEMASTER COMPANY CMN STOCK           Cmn     81760N109    28,377,513  1,843,893  X                       n/a     X
TODCO COMMON STOCK                        Cmn     88889T107    40,022,605    992,378  X                       n/a     X
HOUSTON EXPL CO CMN STOCK                 Cmn     442120101    47,892,224    887,715  X                       n/a     X
TRIAD HOSPS INC CMN STOCK                 Cmn     89579K109   127,794,461  2,445,827  X                       n/a     X
TXU CORP CMN STOCK                        Cmn     873168108    35,655,433    556,247  X                       n/a     X
WEBEX INC.                                Cmn     94767L109    63,495,221  1,116,694  X                       n/a     X
TXU 55.0 STRIKE AMER PUT 04/21/2007    Opt (Put)  873168958       102,368     13,649  X                       n/a    n/a
TXU 62.5 STRIKE AMER PUT 07/21/2007    Opt (Put)  873168958     2,636,700     15,980  X                       n/a    n/a
BK 30.0 STRIKE AMER CALL 04/21/2007    Opt (Call)  64057902       245,030        229  X                       n/a    n/a
BK 35.0 STRIKE AMER CALL 04/21/2007    Opt (Call)  64057902       306,090        537  X                       n/a    n/a
           COLUMN TOTALS                                      635,029,570

                                    FORM 13F
              Name of Reporting Manager Citadel Limited Partnership

                                                                                            Item 6:
                                                                                     Investment Discretion           (SEC USE ONLY)
                                                                                     ---------------------
                                                                                             (b)                         Item 8:
                                                                                           Shared                   Voting Authority
                                                                            Item 5:          As             Item 7:     (Shares)
                                         Item 2:    Item 3:    Item 4:     Shares of       Defined   (c)   Managers ----------------
              Item 1:                     Title     CUSIP    Fair Market   Principal  (a)    in    Shared-   See     (a)   (b)   (c)
          Name of Issuer                of Class    Number      Value       Amount   Sole Instr. V  Other  Instr. V Sole Shared None
-------------------------------------- ---------- --------- ------------- ---------- ---- -------- ------- -------- ---- ------ ----
RDN 50.0 STRIKE AMER CALL 05/19/2007   Opt (Call) 750236901       354,200        506  X                       n/a    n/a
STN 70.0 STRIKE AMER CALL 04/21/2007   Opt (Call) 857689903       413,725        247  X                       n/a    n/a
STN 85 STRIKE AMER CALL 07/21/2007     Opt (Call) 857689903       428,400      1,440  X                       n/a    n/a
TXU 55.0 STRIKE AMER CALL 04/21/2007   Opt (Call) 873168908       333,000        360  X                       n/a    n/a
HET 70.0 STRIKE AMER CALL 01/19/2008   Opt (Call) 413619907       257,520        148  X                       n/a    n/a
HET 85.0 STRIKE AMER CALL 01/19/2008   Opt (Call) 413619907     2,275,000      5,000  X                       n/a    n/a
           COLUMN TOTALS                                        4,061,845
           LONG MARKET VALUE                                2,862,769,433